LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Leases and Capital Leases

Minimum future lease payments for the operating and capital leases at December 31, 2012 were as follows:

	Operating
	Leases	Capital Lease
	(In thousands)

2013	$118	$166
2014	122	166
2015	96	166
2016	96	168
2017	77	191
Thereafter	355	745

Total Minimum Lease Payments	$864	1,602

Less: Amounts representing interest		(187)

Present value of minimum lease payments		$1,415